Long-Term Debt (Tables)	12 Months Ended
Aug. 31, 2022
Disclosure Of Borrowings [Abstract]
Summary of long-term debt

		2022			2021
	Effective interest rates %	Long-term debt at amortized cost (1) $	Adjustment for finance costs (1) $	Long-term debt repayable at maturity $	Long-term debt at amortized cost (1) $	Adjustment for finance costs (1) $	Long-term debt repayable at maturity $
Corporate

Cdn fixed rate senior notes-

3.80% due November 2, 2023	3.80	499	1	500	499	1	500

4.35% due January 31, 2024	4.35	500	–	500	499	1	500

3.80% due March 1, 2027	3.84	299	1	300	299	1	300

4.40% due November 2, 2028	4.40	497	3	500	497	3	500

3.30% due December 10, 2029	3.41	496	4	500	496	4	500

2.90% due December 9, 2030	2.92	497	3	500	496	4	500

6.75% due November 9, 2039	6.89	1,422	28	1,450	1,421	29	1,450

4.25% due December 9, 2049	4.33	296	4	300	296	4	300

		4,506	44	4,550	4,503	47	4,550
Other
Burrard Landing Lot 2 Holdings Partnership	Various	47	–	47	47	–	47

Total consolidated debt		4,553	44	4,597	4,550	47	4,597
Less current portion (2)		1	–	1	1	–	1

		4,552	44	4,596	4,549	47	4,596

(1)	Long-term debt is presented net of unamortized discounts and finance costs.
(2)	Current portion of long-term debt includes amounts due within one year in respect of the Burrard Landing loans.

Long-term debt repayments	Mandatory principal repayments on all long-term debt in each of the next five years and thereafter are as follows:

$
2023	1
2024	1,001
2025	45
2026	–
2027	300
Thereafter	3,250

4,597

Interest expense

	2022 $	2021 $
Interest expense – long-term debt	223	223
Amortization of senior notes discounts	1	1
Interest income – short-term (net)	(5)	(4)
Interest on lease liabilities (note 14)	41	45
Interest expense – other (1)	–	(34)

	260	231

(1)
Interest expense – other
 for the year ended August 31, 2021
includes a $35 million reduction of tax related interest expense resulting from a revision of liabilities for uncertain tax positions that became statute barred in the period
.